Accounts receivable, net (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Credit Loss [Abstract]
Accounts receivable	$ 264,749	$ 329,891	$ 363,491
Less: Allowance for doubtful accounts	0	0	0
Total accounts receivable, net	$ 264,749	$ 329,891	$ 363,491